Taxation - Summary of analysis of recognized deferred tax (Detail) £ in Thousands	12 Months Ended
Dec. 31, 2021 GBP (£)
Disclosure Of Analysis Of Recognized Deferred Tax [Line Items]
Deferred tax asset/(liabilities)	£ (48,032)
Deferred tax asset/(liabilities)	(55,551)
Intangible Asset and Right of Use Asset [member]
Disclosure Of Analysis Of Recognized Deferred Tax [Line Items]
Deferred tax asset/(liabilities)	(96)
Recognized in income	76
Deferred tax asset/(liabilities)	(20)
Net operating losses and lease liability [member]
Disclosure Of Analysis Of Recognized Deferred Tax [Line Items]
Deferred tax asset/(liabilities)	96
Recognized in income	(76)
Deferred tax asset/(liabilities)	£ 20